Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Central Index Key	0001168164
Amendment Flag	false
Document Creation Date	May 1, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

SPDR(R) S&P Global Infrastructure ETF
SPDR® S&P Global Infrastructure ETF
INVESTMENT OBJECTIVE
The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	SPDR(R) S&P Global Infrastructure ETF
MANAGEMENT FEES	0.40%
DISTRIBUTION AND SERVICE (12b-1) FEES	none
OTHER EXPENSES	none
TOTAL ANNUAL FUND OPERATING EXPENSES	0.40%

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	YEAR 1	YEAR 3	YEAR 5	YEAR 10
SPDR(R) S&P Global Infrastructure ETF	41	128	224	505

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
THE FUND’S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Global Infrastructure Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets. The Index includes publicly traded companies with stock traded on a developed market exchange with float-adjusted market capitalizations of a minimum of $100 million and minimum total market capitalizations of $250 million. Liquidity thresholds on 3 month average daily trading are $1 million for developed markets and $500,000 for emerging markets. Fifteen emerging market stocks are chosen first, based on the highest float-adjusted market capitalization of the parent company, with no more than 10 chosen for any one cluster. The 60 largest developed market stocks, based on float-adjusted market capitalization, are then chosen to complete the index. The developed market stocks are chosen such that there are a total of 30 transportation, 30 utilities and 15 energy infrastructure companies in the Index. Market capitalization and liquidity criteria are subject to change on a semi-annual basis according to market conditions. Countries covered in the Index have historically included, among others, Australia, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Hong Kong, India, Italy, Japan, Luxembourg, Netherlands, Norway, Peru, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, United Kingdom and the United States. As of March 31, 2013, the Index was comprised of 75 securities.

The Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

UTILITIES SECTOR RISK: The Fund's assets will generally be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that was more diversified. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, rate caps or rate changes. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
ANNUAL TOTAL RETURN (years ended 12/31)

Highest Quarterly Return: 14.76% (Q2 2009) Lowest Quarterly Return: -18.17% (Q3 2008)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/12)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective May 1, 2013, the Fund changed its benchmark index to the S&P Global Infrastructure Index. The Fund’s performance prior to May 1, 2013 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Average Annual Total Returns	ONE YEAR	FIVE YEARS	SINCE INCEPTION	INCEPTION DATE
SPDR(R) S&P Global Infrastructure ETF	3.42%	(4.46%)	(0.43%)	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF RETURN AFTER TAXES ON DISTRIBUTIONS	2.74%	(5.02%)	(0.99%)	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	2.70%	(3.78%)	(0.42%)	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF S&P GLOBAL INFRASTRUCTURE INDEX (reflects no deduction for fees, expenses or taxes)	9.21%	(0.23%)	(2.21%)	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX (reflects no deduction for fees, expenses or taxes)	4.63%	(3.62%)	0.44%	Jan 25, 2007

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	May 1, 2013
SPDR(R) S&P Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P Global Infrastructure ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the S&P Global Infrastructure Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), the investment adviser to the Fund, generally expects the Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") based on securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets. The Index includes publicly traded companies with stock traded on a developed market exchange with float-adjusted market capitalizations of a minimum of $100 million and minimum total market capitalizations of $250 million. Liquidity thresholds on 3 month average daily trading are $1 million for developed markets and $500,000 for emerging markets. Fifteen emerging market stocks are chosen first, based on the highest float-adjusted market capitalization of the parent company, with no more than 10 chosen for any one cluster. The 60 largest developed market stocks, based on float-adjusted market capitalization, are then chosen to complete the index. The developed market stocks are chosen such that there are a total of 30 transportation, 30 utilities and 15 energy infrastructure companies in the Index. Market capitalization and liquidity criteria are subject to change on a semi-annual basis according to market conditions. Countries covered in the Index have historically included, among others, Australia, Brazil, Canada, Chile, China, Denmark, Finland, France, Germany, Hong Kong, India, Italy, Japan, Luxembourg, Netherlands, Norway, Peru, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, United Kingdom and the United States. As of March 31, 2013, the Index was comprised of 75 securities.

		The Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

EQUITY INVESTING RISK: An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

FOREIGN INVESTMENT RISK: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

EMERGING MARKETS RISK: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

UTILITIES SECTOR RISK: The Fund's assets will generally be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that was more diversified. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, rate caps or rate changes. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company's earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability.

NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.spdrs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.spdrs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 14.76% (Q2 2009) Lowest Quarterly Return: -18.17% (Q3 2008)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/12)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2013, the Fund changed its benchmark index to the S&P Global Infrastructure Index. The Fund’s performance prior to May 1, 2013 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the return before taxes due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the return before taxes due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective May 1, 2013, the Fund changed its benchmark index to the S&P Global Infrastructure Index. The Fund’s performance prior to May 1, 2013 is therefore based on the Fund’s prior investment strategy to track a different benchmark index.
SPDR(R) S&P Global Infrastructure ETF | SPDR(R) S&P Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.40%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	none
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.40%
YEAR 1	rr_ExpenseExampleYear01	41
YEAR 3	rr_ExpenseExampleYear03	128
YEAR 5	rr_ExpenseExampleYear05	224
YEAR 10	rr_ExpenseExampleYear10	505
2008	rr_AnnualReturn2008	(31.52%)
2009	rr_AnnualReturn2009	11.06%
2010	rr_AnnualReturn2010	1.11%
2011	rr_AnnualReturn2011	0.09%
2012	rr_AnnualReturn2012	3.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
ONE YEAR	rr_AverageAnnualReturnYear01	3.42%
FIVE YEARS	rr_AverageAnnualReturnYear05	(4.46%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.43%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF | RETURN AFTER TAXES ON DISTRIBUTIONS | SPDR(R) S&P Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	2.74%
FIVE YEARS	rr_AverageAnnualReturnYear05	(5.02%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.99%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF | RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES | SPDR(R) S&P Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	2.70%
FIVE YEARS	rr_AverageAnnualReturnYear05	(3.78%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(0.42%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF | S&P GLOBAL INFRASTRUCTURE INDEX (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	9.21%
FIVE YEARS	rr_AverageAnnualReturnYear05	(0.23%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	(2.21%)
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 25, 2007
SPDR(R) S&P Global Infrastructure ETF | MACQUARIE GLOBAL INFRASTRUCTURE 100 INDEX (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	4.63%
FIVE YEARS	rr_AverageAnnualReturnYear05	(3.62%)
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.44%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan 25, 2007

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 1, 2013